Prepaid Investment (Details Narrative) - USD ($)			1 Months Ended
	Dec. 12, 2016	May 15, 2015	Dec. 30, 2014	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid investment				$ 425,000		$ 700,000
Aircom Telecom LLC [Member]
Prepaid investment				$ 425,000
Stock Purchase Agreement [Member] | Dadny Japan Inc [Member]
Ownership percentage			100.00%
Acquisition cost			$ 600,000
Stock Purchase Agreement [Member] | Capricorn Union Limited [Member]
Acquisition cost	$ 600,000
Stock Purchase Agreement [Member] | Aircom Pacific Inc Limited [Member]
Ownership percentage		100.00%
Acquisition cost		$ 100,000